Note 17 - Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Voyage Expenses [Table Text Block]
	Year ended December 31,
Voyage Expenses	2015	2016	2017
Port expenses	3,960,574	3,306,157	2,546,926
Bunkers	8,566,490	6,117,326	6,668,126
Commissions	4,112,177	4,259,812	4,584,612
Other voyage expenses	936,297	1,706,970	1,916,873

Total	17,575,538	15,390,265	15,716,537

Vessel Operating Expenses [Table Text Block]
	Year ended December 31,
Vessels’ Operating Expenses	2015	2016	2017
Crew wages and related costs	31,391,419	36,821,527	37,345,800
Insurance	2,415,028	2,421,948	2,016,647
Repairs and maintenance	5,091,916	5,724,148	6,424,557
Spares and consumable stores	7,978,592	8,514,293	8,508,276
Miscellaneous expenses	3,777,670	5,340,920	5,124,154

Total	50,654,625	58,822,836	59,419,434